LEASE OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2021
Lease liabilities [abstract]
Disclosure of changes in lease obligation [Table Text Block]
	December 31, 2021	December 31, 2020
Balance - beginning of the period	$348,244	$591,183
Liability settled	$(218,880)	$(213,183)
Liability revaluation	$-	$(51,149)
Interest expense	$9,320	$21,393
Balance - end of the period	$138,684	$348,244

Current portion	$138,684	$188,370
Long-term portion	$-	$159,874
Total lease obligation	$138,684	$348,244